ACCRUED WARRANTY COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued warranty costs
Beginning balance	$ 81,743,081	$ 65,780,019	$ 58,810,186
Warranty provision	21,657,158	16,587,011	12,467,698
Warranty costs incurred or claimed	(202,909)	(623,949)	(5,497,865)
Ending balance	$ 103,197,330	$ 81,743,081	$ 65,780,019